UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04052

Legg Mason Partners Money Market Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: May 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS MONEY MARKET TRUST

WESTERN ASSET LIQUID RESERVES

FORM N-Q

MAY 31, 2016

Notes to Schedule of Investments (unaudited)

Investments in Liquid Reserves Portfolio, at value $804,319,744.

1. Organization and significant accounting policies

Western Asset Liquid Reserves (the “Fund”) is a separate diversified investment series of Legg Mason Partners Money Market Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund invests all of its investable assets in Liquid Reserves Portfolio (the “Portfolio”), a separate investment series of Master Portfolio Trust, that has the same investment objective as the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The Fund records its investment in the Portfolio at value. The value of such investment in the Portfolio reflects the Fund’s proportionate interest (1.9% at May 31, 2016) in the net assets of the Portfolio.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. The disclosure and valuation of securities held by the Portfolio are discussed in Note 1(a) of the Portfolio’s Notes to Schedule of Investments, which are included elsewhere in this report.

2. Money market fund reform

Under new federal regulations effective on October 14, 2016, the Fund will no longer be allowed to use the special pricing and valuation conventions that currently facilitate a constant share price of $1.00. Instead, on or before that date, the Fund will be required to sell and redeem its shares at prices based on the current market value of the securities it holds, a so-called floating net asset value or floating NAV. Therefore, the share price of the Fund will fluctuate along with changes in the market-based value of fund assets. In addition, no later than that date, the Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors.

LIQUID RESERVES PORTFOLIO

Schedule of investments (unaudited)	May 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 100.0%
Asset-Backed Commercial Paper - 0.1%
Old Line Funding LLC	0.651%	6/15/16	$50,000,000	$49,987,361	(a)(b)

Bank Notes - 0.3%
Bank of America N.A.	0.740%	6/7/16	112,000,000	112,001,670

Certificates of Deposit - 27.9%
Bank of Nova Scotia	0.860%	9/8/16	475,000,000	475,000,000
Bank of Tokyo-Mitsubishi UFJ NY	0.690%	6/10/16	350,000,000	350,000,000
Bank of Tokyo-Mitsubishi UFJ NY	0.620%	6/16/16	177,000,000	177,008,825
Bank of Tokyo-Mitsubishi UFJ NY	0.500%	6/24/16	350,000,000	350,000,000
Canadian Imperial Bank of Commerce	0.850%	8/25/16	245,000,000	245,000,000
Canadian Imperial Bank of Commerce	0.870%	9/14/16	81,800,000	81,800,000
Chase Bank USA N.A.	1.055%	5/26/17	85,000,000	85,000,000	(c)
Citibank N.A.	0.640%	6/1/16	385,000,000	385,000,000
Citibank N.A.	0.630%	6/7/16	495,000,000	495,000,000
Citibank N.A.	0.630%	6/13/16	350,000,000	350,000,000
Credit Agricole	0.510%	6/6/16	150,000,000	150,000,000
Credit Suisse NY	0.950%	9/13/16	50,000,000	50,028,668
Credit Suisse NY	0.950%	9/16/16	50,000,000	50,029,505
Landesbank Hessen-Thuringen	0.370%	6/2/16	139,440,000	139,440,000
Landesbank Hessen-Thuringen	0.640%	6/29/16	150,000,000	150,000,000
Lloyds Bank PLC	0.800%	6/13/16	211,350,000	211,350,000
Mitsubishi UFJ Trust & Banking NY	0.870%	7/18/16	325,000,000	325,000,000
Mitsubishi UFJ Trust & Banking NY	0.880%	10/5/16	96,300,000	96,301,678
Mizuho Bank Ltd.	0.700%	6/15/16	348,000,000	348,000,000
Mizuho Bank Ltd.	0.700%	6/15/16	100,000,000	100,007,355
Mizuho Bank Ltd.	0.700%	6/16/16	231,750,000	231,750,000
Mizuho Bank Ltd.	0.700%	6/22/16	141,000,000	140,999,998
Mizuho Bank Ltd.	0.700%	6/23/16	149,675,000	149,675,000
Norinchukin Bank	0.670%	6/2/16	490,000,000	490,000,000
Norinchukin Bank	0.500%	6/15/16	95,000,000	95,000,000
Norinchukin Bank	0.500%	6/15/16	47,500,000	47,500,000
Norinchukin Bank	0.500%	6/23/16	96,210,000	96,210,000
Norinchukin Bank	0.850%	8/8/16	27,250,000	27,250,000
Norinchukin Bank	0.700%	8/10/16	140,000,000	139,998,638
Norinchukin Bank	0.620%	8/16/16	225,000,000	225,000,000
Norinchukin Bank	0.850%	8/24/16	100,000,000	100,000,000
Oversea-Chinese Banking Corp. Ltd.	0.420%	6/14/16	150,000,000	150,000,000
Oversea-Chinese Banking Corp. Ltd.	0.480%	6/21/16	200,000,000	200,000,000
Royal Bank of Canada	0.787%	7/7/16	440,000,000	440,000,000	(c)
Royal Bank of Canada	0.850%	9/21/16	190,750,000	190,750,000
Societe Generale NY	0.850%	8/3/16	151,350,000	151,350,000
Sumitomo Mitsui Banking Corp.	0.850%	6/9/16	220,000,000	220,005,075
Sumitomo Mitsui Banking Corp.	0.610%	6/28/16	250,000,000	250,000,000
Sumitomo Mitsui Banking Corp.	0.860%	7/28/16	450,000,000	450,000,000
Sumitomo Mitsui Banking Corp.	0.610%	8/2/16	335,000,000	335,000,000
Sumitomo Mitsui Banking Corp.	0.610%	8/2/16	250,000,000	250,000,000
Sumitomo Mitsui Banking Corp.	0.850%	8/29/16	150,000,000	150,000,000
Sumitomo Mitsui Trust & Banking Co., Ltd.	0.700%	6/15/16	290,000,000	290,000,000
Sumitomo Mitsui Trust & Banking Co., Ltd.	0.620%	6/21/16	150,000,000	150,000,000
Sumitomo Mitsui Trust & Banking Co., Ltd.	0.620%	6/27/16	150,000,000	150,000,000
Sumitomo Mitsui Trust & Banking Co., Ltd.	0.650%	6/27/16	309,000,000	309,033,383
Sumitomo Mitsui Trust & Banking Co., Ltd.	0.710%	7/27/16	300,000,000	300,000,000
Sumitomo Mitsui Trust & Banking Co., Ltd.	0.860%	7/29/16	100,000,000	100,000,000
Swedbank AB	0.360%	6/7/16	725,000,000	725,000,000

See Notes to Schedule of Investments.

LIQUID RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Certificates of Deposit - (continued)
Wells Fargo Bank N.A.	0.850%	7/25/16	$320,000,000	$320,000,000
Wells Fargo Bank N.A.	0.850%	8/22/16	98,000,000	98,000,000
Wells Fargo Bank N.A.	0.850%	8/29/16	245,000,000	245,000,000
Wells Fargo Bank N.A.	0.850%	9/1/16	125,000,000	125,000,000
Wells Fargo Bank N.A.	1.000%	12/12/16	18,200,000	18,200,000

Total Certificates of Deposit				11,974,688,125

Commercial Paper - 37.0%
Abbey National Treasury Services PLC	0.671%	6/29/16	250,000,000	249,869,722	(a)
Abbey National Treasury Services PLC	0.631%	6/30/16	167,550,000	167,464,968	(a)
Abbey National Treasury Services PLC	0.854%	8/25/16	99,250,000	99,050,811	(a)
Abbey National Treasury Services PLC	0.914%	9/14/16	99,750,000	99,485,247	(a)
ABN AMRO Funding USA LLC	0.661%	7/21/16	35,000,000	34,967,917	(a)(b)
ABN AMRO Funding USA LLC	0.672%	7/29/16	168,000,000	167,818,653	(a)(b)
ABN AMRO Funding USA LLC	0.611%	8/17/16	47,000,000	46,938,678	(a)(b)
ABN AMRO Funding USA LLC	0.854%	8/24/16	19,000,000	18,962,317	(a)(b)
ABN AMRO Funding USA LLC	0.864%	9/1/16	232,000,000	231,490,115	(a)(b)
ANZ National International Ltd.	0.844%	7/27/16	100,000,000	99,869,333	(a)(b)
ANZ National International Ltd.	0.874%	9/9/16	85,000,000	84,794,583	(a)(b)
ANZ National International Ltd.	0.884%	9/12/16	100,000,000	99,748,222	(a)(b)
ASB Finance Ltd.	0.854%	8/3/16	97,000,000	96,855,713	(a)(b)
ASB Finance Ltd.	0.844%	8/30/16	100,000,000	99,790,000	(a)(b)
ASB Finance Ltd.	0.844%	9/2/16	75,000,000	74,837,250	(a)(b)
Bank of Nova Scotia	0.833%	7/27/16	350,000,000	349,548,111	(a)(b)
Bank of Nova Scotia	0.874%	9/23/16	192,330,000	191,800,130	(a)(b)
BNP Paribas Fortis SA	0.280%	6/1/16	500,000,000	500,000,000	(a)
BNP Paribas NY Branch	0.581%	8/5/16	290,000,000	289,696,306	(a)
BPCE SA	0.757%	6/1/16	136,000,000	136,000,000	(a)(b)
BPCE SA	0.707%	6/9/16	200,000,000	199,968,667	(a)(b)
Caisse des Depots et Consignations	0.621%	6/20/16	440,000,000	439,856,022	(a)(d)
Commonwealth Bank of Australia	0.789%	8/11/16	120,000,000	120,000,000	(b)(c)
Credit Agricole Corporate and Investment Bank	0.510%	6/1/16	222,165,000	222,165,000	(a)
Credit Agricole Corporate and Investment Bank	0.702%	6/17/16	150,000,000	149,953,333	(a)
Credit Agricole Corporate and Investment Bank	0.884%	8/1/16	250,000,000	249,627,222	(a)
Credit Agricole Corporate and Investment Bank	0.884%	8/2/16	150,000,000	149,772,667	(a)
Credit Agricole Corporate and Investment Bank	0.884%	8/2/16	50,000,000	49,924,222	(a)
Credit Suisse NY	0.802%	6/1/16	375,000,000	375,000,000	(a)
Credit Suisse NY	0.702%	6/17/16	350,000,000	349,891,111	(a)
Credit Suisse NY	0.904%	7/26/16	108,000,000	107,851,500	(a)
Credit Suisse NY	1.005%	9/19/16	172,270,000	171,743,619	(a)
Danske Corp.	0.651%	6/9/16	150,000,000	149,978,333	(a)(b)
Danske Corp.	0.651%	6/10/16	340,000,000	339,944,750	(a)(b)
Danske Corp.	0.672%	6/23/16	195,000,000	194,920,158	(a)(b)
Danske Corp.	0.656%	8/1/16	276,800,000	276,492,791	(a)(b)
Danske Corp.	0.859%	9/1/16	135,000,000	134,705,025	(a)(b)
DBS Bank Ltd.	0.500%	6/6/16	100,000,000	99,993,056	(a)(b)
DBS Bank Ltd.	0.500%	6/13/16	175,000,000	174,970,833	(a)(b)
DBS Bank Ltd.	0.500%	6/14/16	96,690,000	96,672,542	(a)(b)
DBS Bank Ltd.	0.410%	6/21/16	177,000,000	176,959,684	(a)(b)
DBS Bank Ltd.	0.500%	7/6/16	95,000,000	94,953,820	(a)(b)
DBS Bank Ltd.	0.500%	7/12/16	100,000,000	99,943,056	(a)(b)
DnB NOR Bank ASA	0.864%	9/1/16	89,000,000	88,804,398	(a)(b)
DnB NOR Bank ASA	0.884%	9/12/16	95,000,000	94,760,811	(a)(b)
HSBC Bank PLC	1.008%	11/18/16	38,400,000	38,218,667	(a)(b)
ING U.S. Funding LLC	0.601%	6/21/16	50,000,000	49,983,333	(a)
ING U.S. Funding LLC	0.601%	6/24/16	250,000,000	249,904,166	(a)
ING U.S. Funding LLC	0.702%	9/7/16	250,000,000	249,523,611	(a)

See Notes to Schedule of Investments.

LIQUID RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Commercial Paper - (continued)
ING U.S. Funding LLC	0.702%	9/8/16	$90,000,000	$89,826,750	(a)
JPMorgan Securities LLC	0.854%	7/18/16	122,000,000	121,864,614	(a)
JPMorgan Securities LLC	0.854%	7/27/16	413,000,000	412,453,922	(a)
Kreditanstalt Fur Wiederaufbau International Finance Inc.	0.400%	6/27/16	200,000,000	199,942,223	(a)
Landesbank Hessen-Thuringen	0.500%	6/15/16	95,000,000	94,981,528	(a)(b)
Landesbank Hessen-Thuringen	0.854%	8/2/16	29,000,000	28,957,547	(a)(b)
Landesbank Hessen-Thuringen	0.864%	9/1/16	98,000,000	97,784,618	(a)(b)
Landesbank Hessen-Thuringen	0.884%	9/21/16	142,500,000	142,109,866	(a)(b)
Lloyds Bank PLC	0.651%	6/13/16	390,000,000	389,915,500	(a)
Lloyds Bank PLC	0.854%	7/25/16	200,000,000	199,745,000	(a)
Mitsubishi UFJ Trust & Banking NY	0.621%	6/28/16	250,000,000	249,883,750	(a)(b)
Mizuho Bank Ltd.	0.606%	8/1/16	350,000,000	349,641,201	(a)(b)
Natixis NY	0.290%	6/1/16	100,000,000	100,000,000	(a)
NRW Bank	0.370%	6/2/16	250,000,000	249,997,431	(a)(b)
NRW Bank	0.365%	6/3/16	275,000,000	274,994,424	(a)(b)
Ontario Teachers’ Finance Trust	0.752%	6/27/16	50,000,000	49,972,917	(a)(b)
Ontario Teachers’ Finance Trust	0.844%	7/26/16	250,000,000	249,679,166	(a)(b)
Ontario Teachers’ Finance Trust	0.844%	7/28/16	100,000,000	99,867,000	(a)(b)
Ontario Teachers’ Finance Trust	0.905%	8/26/16	97,500,000	97,290,375	(a)(b)
Ontario Teachers’ Finance Trust	0.905%	9/1/16	100,000,000	99,770,000	(a)(b)
Oversea-Chinese Banking Corp. Ltd.	0.651%	6/3/16	198,750,000	198,742,823	(a)
Oversea-Chinese Banking Corp. Ltd.	0.631%	6/10/16	100,000,000	99,984,250	(a)
Oversea-Chinese Banking Corp. Ltd.	0.500%	7/6/16	195,000,000	194,905,209	(a)
Pfizer Inc.	0.470%	6/20/16	100,000,000	99,975,195	(a)(b)
Reckitt Benckiser Treasury	0.803%	7/25/16	100,000,000	99,880,000	(a)(b)
Siemens Capital Co., LLC	0.501%	6/28/16	400,000,000	399,850,000	(a)(b)
Societe Generale	0.280%	6/1/16	825,000,000	825,000,000	(a)(b)
Societe Generale	0.702%	9/9/16	134,000,000	133,739,445	(a)(b)
Standard Chartered Bank	0.551%	6/15/16	195,000,000	194,958,292	(a)(b)
Sumitomo Mitsui Trust & Banking Co., Ltd.	0.611%	8/5/16	25,000,000	24,972,465	(a)(b)
Sumitomo Mitsui Trust & Banking Co., Ltd.	0.884%	9/16/16	182,500,000	182,022,661	(a)(b)
Svenska Handelsbanken AB	0.651%	6/24/16	215,000,000	214,910,715	(a)(b)
Swedish Export Credit	0.834%	9/23/16	288,000,000	287,243,040	(a)
UBS Finance Delaware LLC	0.631%	6/16/16	150,000,000	149,960,625	(a)
UBS Finance Delaware LLC	0.854%	8/2/16	114,750,000	114,582,019	(a)
United Overseas Bank Ltd.	0.651%	6/6/16	95,000,000	94,991,424	(a)(b)
United Overseas Bank Ltd.	0.631%	6/15/16	72,500,000	72,482,237	(a)(b)
United Overseas Bank Ltd.	0.641%	6/16/16	195,000,000	194,948,000	(a)(b)
United Overseas Bank Ltd.	0.641%	6/17/16	50,000,000	49,985,778	(a)(b)
United Overseas Bank Ltd.	0.641%	6/20/16	250,000,000	249,915,556	(a)(b)
Westpac Banking Corp.	0.864%	9/16/16	100,000,000	99,744,389	(a)(b)

Total Commercial Paper				15,916,942,428

Corporate Bonds & Notes - 0.7%
JPMorgan Chase Bank N.A., Senior Notes	0.836%	7/7/16	300,000,000	300,000,000	(c)

Supranationals/Sovereigns - 0.4%
European Investment Bank	0.360%	6/1/16	150,000,000	150,000,000	(a)

See Notes to Schedule of Investments.

LIQUID RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Time Deposits - 19.0%
BNP Paribas Grand Cayman	0.280%	6/1/16	$50,000,000	$50,000,000
CIBC Grand Cayman	0.290%	6/1/16	776,396,000	776,396,000
Credit Agricole Grand Cayman	0.300%	6/1/16	740,000,000	740,000,000
DnB NOR Bank ASA	0.270%	6/1/16	1,110,000,000	1,110,000,000
Lloyds Bank PLC	0.280%	6/1/16	155,000,000	155,000,000
Natixis Grand Cayman	0.290%	6/1/16	765,000,000	765,000,000
Nordea Grand Cayman	0.270%	6/1/16	1,275,000,000	1,275,000,000
Skandinaviska Enskilda Cayman	0.280%	6/1/16	1,275,000,000	1,275,000,000
Svenska Handelsbanken Grand Cayman	0.270%	6/1/16	1,400,000,000	1,400,000,000
Swedbank AB	0.280%	6/1/16	625,000,000	625,000,000

Total Time Deposits				8,171,396,000

U.S. Government Agencies - 0.7%
Federal Home Loan Mortgage Corp. (FHLMC), Notes	0.490%	4/27/17	300,000,000	299,944,777	(c)

U.S. Treasury Notes - 10.2%
U.S. Treasury Notes	0.403%	10/31/16	1,025,000,000	1,024,952,403	(c)
U.S. Treasury Notes	0.424%	4/30/17	1,180,000,000	1,180,019,288	(c)
U.S. Treasury Notes	0.427%	7/31/17	1,435,000,000	1,434,757,361	(c)
U.S. Treasury Notes	0.518%	10/31/17	375,000,000	374,896,992	(c)
U.S. Treasury Notes	0.540%	4/30/18	388,000,000	387,990,516	(c)

Total U.S. Treasury Notes				4,402,616,560

Repurchase Agreements - 3.7%
Bank of America Corp. tri-party repurchase agreement dated 5/31/16; Proceeds at maturity - $1,281,085,511; (Fully collateralized by various U.S. government agency obligations and corporate bonds and notes, 0.000% to 4.000% due 2/15/24 to 5/1/46; Market value - $1,305,600,666)	0.430%	8/10/16	1,280,000,000	1,280,000,000

Credit Agricole SA tri-party repurchase agreement dated 5/31/16; Proceeds at maturity - $100,000,861 (Fully collateralized by various U.S. government obligations, 0.375% to 1.375% due 2/29/20 to 7/15/25; Market value - $102,000,088)	0.310%	6/1/16	100,000,000	100,000,000

Mitsubishi UFJ Trust & Banking Corp. tri-party repurchase agreement dated 4/6/16; Proceeds at maturity - $150,142,000; (Fully collateralized by various corporate bonds and notes and money market instruments, 0.000% to 8.125% due 6/15/16 to 10/19/75; Market value - $159,185,079)	0.480%	8/10/16	150,000,000	150,000,000

Mitsubishi UFJ Trust & Banking Corp. tri-party repurchase agreement dated 4/6/16; Proceeds at maturity - $75,071,000; (Fully collateralized by various municipal bonds, 0.400% to 7.425% due 3/1/18 to 12/1/56; Market value - $78,750,000)	0.480%	8/10/16	75,000,000	75,000,000

Total Repurchase Agreements				1,605,000,000

TOTAL INVESTMENTS - 100.0% (Cost - $42,982,576,921#)				42,982,576,921
Other Assets in Excess of Liabilities - 0.0%				21,314,904

TOTAL NET ASSETS - 100.0%				$43,003,891,825

See Notes to Schedule of Investments.

LIQUID RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 31, 2016

(a)	Rate shown represents yield-to-maturity.

(b)	Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s holdings as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Liquid Reserves Portfolio (the “Portfolio”) is a separate diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At May 31, 2016, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Short-Term Investments†	—	$42,982,576,921	—	$42,982,576,921

†	See Schedule of Investments for additional detailed categorizations.

2. Money market fund reform

Under new federal regulations effective on October 14, 2016, the Portfolio will no longer be allowed to use the special pricing and valuation conventions that currently facilitate a constant net asset value for the Portfolio. Instead, no later than that date, the Portfolio will be required to price its portfolio securities based on their current market value, which will result in a so-called floating net asset value or floating NAV for the Portfolio. In addition, no later than that date, the Portfolio may impose a fee upon the withdrawal of interests or may temporarily suspend the withdrawal of interests if the Portfolio’s liquidity falls below required minimums because of market conditions or other factors.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Money Market Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	July 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	July 22, 2016

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	July 22, 2016